GOODWILL (Tables)	12 Months Ended
Dec. 31, 2023
GOODWILL.
Schedule of goodwill

	For the years ended December 31,
	2022	2023
	RMB	RMB	US$
Balance as of January 1	581,877	575,427	81,047
Addition	—	—	—
Disposal	(6,450)	—	—
Impairment	—	—	—
Balance as of December 31	575,427	575,427	81,047